Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 2,382,655	$ 1,121,396
Restricted cash	260,466	178,951
Trade receivables	200,819	47,935
Flight equipment held for operating leases, net	35,356,328	35,870,781
Maintenance rights and lease premium, net	738,227	809,615
Flight equipment held for sale	145,805	336,592
Net investment in finance and sales-type leases	943,013	1,011,549
Prepayments on flight equipment	3,370,096	2,954,478
Other intangibles, net	293,316	307,394
Deferred income tax assets	106,970	95,077
Other assets (includes investment at fair value of $199,617)	1,396,079	1,015,476
Total Assets	45,193,774	43,749,244
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,235,733	1,032,623
Accrued maintenance liability	1,930,874	2,190,159
Lessee deposit liability	649,947	747,790
Debt	30,683,892	29,486,131
Deferred income tax liabilities	990,265	910,336
Commitments and contingencies
Total Liabilities	35,490,711	34,367,039
Ordinary share capital, €0.01 par value, 350,000,000 ordinary shares authorized as of June 30, 2020 and December 31, 2019; 138,847,345 and 141,847,345 ordinary shares issued and 129,672,783 and 131,583,489 ordinary shares outstanding (including 2,087,383 and 2,354,318 shares of unvested restricted stock) as of June 30, 2020 and December 31, 2019, respectively	1,721	1,754
Additional paid-in capital	2,076,149	2,209,462
Treasury shares, at cost (9,174,562 and 10,263,856 ordinary shares as of June 30, 2020 and December 31, 2019, respectively)	(496,217)	(537,341)
Accumulated other comprehensive loss	(180,146)	(93,587)
Accumulated retained earnings	8,232,470	7,734,609
Total AerCap Holdings N.V. shareholders’ equity	9,633,977	9,314,897
Non-controlling interest	69,086	67,308
Total Equity	9,703,063	9,382,205
Total Liabilities and Equity	45,193,774	43,749,244
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash	153,199	78,187
Flight equipment held for operating leases, net	3,851,746	2,091,022
Other assets (includes investment at fair value of $199,617)	72,414	64,908
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	342,295	81,335
Accrued maintenance liability	83,710	42,603
Debt	$ 2,435,594	$ 1,395,022